Document and Entity Information	Mar. 20, 2025
Details
Registrant CIK	0001543652
Emerging Growth Company	false
Document Type	8-K
Document Period End Date	Mar. 20, 2025
Entity Registrant Name	Free Flow USA, Inc.
Entity Incorporation, State or Country Code	DE
Securities Act File Number	000-54868
Entity Tax Identification Number	45-3838831
Entity Address, Address Line One	9243 John F. Kennedy Blvd.
Entity Address, Address Line Two	Suite 104
Entity Address, City or Town	North Bergen
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07047
Entity Address, Address Description	Address of principal executive offices
City Area Code	703
Local Phone Number	789-3344
Phone Fax Number Description	Registrant’s telephone number
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false